CAPITAL STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 5 - CAPITAL STOCK

All per share references have been restated to reflect the effect of the reverse merger/recapitalization as discussed in note 2.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock, $0.001 par value; 3,500,000 shares have been designated Series A Preferred Stock. At September 30, 2012 and December 31, 2011, 2,022,321 and 1,924,230 shares of Series A preferred stock, respectively, were issued and outstanding.

Common Stock

The Company is authorized to issue 200,000,000 shares of common stock, $0.001 par value, At September 30, 2012 and December 31, 2011, 22,510,894 and 22,310,894 shares of common stock, respectively, were issued and outstanding.

In March 2012, the Company issued 130,000 shares of common stock, valued at $0.85 per share, for services performed pursuant to a consulting agreement. In September 2012, the Company issued 70,000 shares of common stock to employees, valued at $1.00 per share, for compensation. The total fair value of these shares, $180,500, is included in operating expenses.

All per share references have been restated to reflect the effect of the reverse merger/recapitalization as discussed in note 1.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock, $0.001 par value; 3,500,000 shares have been designated Series A Preferred Stock. At December 31, 2011 and December 31, 2010, 1,807,229 and 0 shares of Series A preferred stock, respectively, were issued and outstanding.

Common Stock

The Company has authorized 200,000,000 shares of its common stock, $0.001 par value, At December 31, 2011 and December 31, 2010, the Company had issued and outstanding 22,310,894 and 12,705,038, respectively, shares of its common stock.